KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
KEY MANAGEMENT COMPENSATION [Text Block]
10.	KEY MANAGEMENT COMPENSATION

The Company’s related parties include its directors and officers, who are the key management of the Company. The remuneration of key management was as follows:

For the year ended December 31,		2018		2017
	$		$
Salaries and director fees		830,698		827,236
Share-based payments		501,900		290,069

KEY MANAGEMENT COMPENSATION		1,332,598		1,117,305

Share-based payments represent the fair value of stock options previously granted to directors and officers that was recognized in the Company's consolidated financial statements during the years presented above.